Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 680	$ 633
Pension obligations	607	405
Non-capital losses	275	288
Non-depreciable capital property	271	271
Tax credit carryforwards	118	92
Investment in subsidiaries	100	95
Environmental expenditures	48	51
Depreciation and amortization in excess of capital cost allowance	4	4
Other	14	18
Deferred income tax assets gross	2,117	1,857
Less: valuation allowance	(380)	(375)
Total deferred income tax assets	1,737	1,482
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,022	377
Regulatory assets and liabilities	728	495
Goodwill	11	10
Other	16	18
Total deferred income tax liabilities	1,777	900
Net deferred income tax liabilities	$ (40)
Net deferred income tax assets		$ 582